UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
Select Managers
Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small CapValue Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters.The U.S. stock market produced mostly positive results in this choppy economic environment due to better-than-expected corporate earnings and robust ongoing industrial demand from the emerging markets.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Market and Fund Performance Overview

For the six-month period ended May 31, 2011, Dreyfus Select Managers Small CapValue Fund’s Class A shares produced a total return of 15.87%, Class C shares returned 15.47% and Class I shares returned 16.12%.1 In comparison, the total return of the Russell 2000 Value Index (the “Index”), the fund’s benchmark, was 15.23% for the same period.2

U.S. stocks generally rallied over the reporting period as an economic recovery appeared to gain momentum.The fund’s returns were modestly higher than its benchmark, primarily due to overweight exposure to, and strong stock selections in, the industrials sector.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal. We monitor and evaluate the performance of the sub-advisers and will recommend to Dreyfus and the fund’s board any changes based on our evaluations.

The fund’s assets are currently under the management of five sub-advisers, each acting independently of one another and using its own methodology to select portfolio investments. Currently, 23% of the fund’s assets are under the management of Thompson, Siegel and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Approximately 26% of the fund’s assets are under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values. Approximately 24% of the fund’s assets are under the management of

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Neuberger Berman Management LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value.Approximately 24% of the fund’s assets are under the management of Lombardia Capital Partners, which uses fundamental analysis and a bottom-up value-oriented approach in seeking stocks trading below their intrinsic values. Finally, 3% of the fund’s assets are under the management of Riverbridge Partners, LLC, which focuses on companies that are building their earnings power and intrinsic value over long periods of time.These percentages can change over time.

Greater Economic Confidence Fueled a Market Rally

The reporting period began in the midst of an upturn in investor sentiment, after a new round of quantitative easing of U.S. monetary policy convinced many investors that a double-dip recession was unlikely. A more optimistic outlook was reinforced by improvements in employment and consumer spending, better-than-expected corporate earnings and the passage of fiscally stimulative tax legislation.

However, the stock market rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices, and again in March when natural and nuclear disasters in Japan threatened one of the world’s largest economies. While stocks recovered quickly from these unexpected setbacks, disappointing U.S. financial data in the spring caused investors to revise their economic expectations downward, and stocks gave back a portion of their previous gains.

Stock Selection Strategies Fueled Relative Performance

The fund’s relative performance was particularly robust in the industrials sector. Overweighted exposure helped the fund participate more fully in the sector’s gains; and strong performers included battery components maker Polypore International, which encountered rising demand for the batteries that power electric cars and forklifts. In addition, ceramic body armor maker Ceradyne exceeded analysts’ earnings expectations and raised its 2011 profit forecast. Underweighted exposure to financial stocks also helped the fund. For example, successes in the sector included pawn shop operators such as First Cash Financial Services and Cash America International, which benefited from rising gold prices.

The fund’s investments in the consumer discretionary sector lagged market averages due to weakness encountered by retailer OfficeMax, which reduced its sales forecast and was downgraded by securities analysts. Vending machines operator Coinstar pre-announced a quarterly earnings shortfall due to competitive pressures in its DVD rental business.

Balancing Risks and Potential Rewards

As of the reporting period’s end, the U.S. economy appears to have hit a soft patch. Moreover, global macroeconomic developments have captured investors’ attention, distracting them from the business fundamentals that historically have driven equity markets over the long term.Therefore, we expect heightened market volatility to persist until the direction of the global economy and corporate earnings becomes clearer.

We remain optimistic over the longer term, particularly with regard to small-cap stocks. In our analysis, valuations currently appear reasonable and small companies should benefit from intensifying mergers-and-acquisitions activity as larger companies put some of their massive cash reserves to work. As always, we intend to adjust the fund’s allocations among its underlying investment managers as market conditions develop and opportunities arise.

June 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small CapValue Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.73	$ 10.80	$ 5.33
Ending value (after expenses)	$1,158.70	$1,154.70	$1,161.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.29	$ 10.10	$ 4.99
Ending value (after expenses)	$1,018.70	$1,014,91	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.01% for Class C and .99%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2011 (Unaudited)

Common Stocks—98.1%	Shares	Value ($)
Consumer Discretionary—15.5%
Advance Auto Parts	19,800	1,229,580
Asbury Automotive Group	46,700 [a]	784,560
Ascena Retail Group	53,147 [a]	1,778,299
Avery Dennison	34,400	1,456,496
Barrett Business Services	40,484	618,596
Cabela’s	50,730 [a]	1,245,929
Capella Education	1,973 [a]	95,375
Carter’s	17,800 [a]	564,260
CEC Entertainment	16,189	658,730
Cheesecake Factory	7,650 [a]	243,040
Chico’s FAS	48,900	737,412
Coinstar	16,200 [a]	860,706
Convergys	57,700 [a]	737,406
Corinthian Colleges	137,500 [a]	530,750
Cracker Barrel Old Country Store	28,252	1,338,580
CSS Industries	44,100	812,763
Destination Maternity	36,530	753,249
Digital River	29,200 [a]	950,460
Drew Industries	41,950	1,107,480
FTI Consulting	48,717 [a]	1,859,528
G-III Apparel Group	14,400 [a]	618,048
Genesco	27,589 [a]	1,241,229
Gentex	13,675	401,361
Grand Canyon Education	6,687 [a]	86,262
Helen of Troy	46,380 [a]	1,502,248
Interval Leisure Group	77,660 [a]	1,053,070
JOS. A. Bank Clothiers	14,436 [a]	824,296
Kirkland’s	36,350 [a]	474,731
Korn/Ferry International	39,073 [a]	834,599
Lifetime Brands	61,645	707,068
LKQ	10,700 [a]	284,513
M/I Homes	99,950 [a]	1,256,371
Meredith	33,825	1,069,208
Nobel Learning Communities	50,080 [a]	576,421
Nu Skin Enterprises, Cl. A	28,770	1,124,619

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
OfficeMax	172,500 [a]	1,442,100
Pantry	41,050 [a]	758,193
PEP Boys-Manny Moe & Jack	180,135	2,557,917
Quiksilver	133,800 [a]	623,508
RadioShack	68,400	1,077,984
Red Robin Gourmet Burgers	22,400 [a]	822,080
Rent-A-Center	115,310	3,742,963
Ruth’s Hospitality Group	107,748 [a]	576,452
Sally Beauty Holdings	81,600 [a]	1,367,616
Shuffle Master	73,300 [a]	798,237
Shutterfly	12,900 [a]	781,998
Talbots	71,700 [a]	342,009
TNS	29,734 [a]	488,530
Universal Technical Institute	72,580	1,316,601
Valassis Communications	25,900 [a]	751,877
ValueClick	63,200 [a]	1,140,760
Wendy’s/Arby’s Group, Cl. A	151,200	760,536
		49,766,604
Consumer Staples—1.9%
Andersons	26,550	1,150,411
Constellation Brands, Cl. A	70,200 [a]	1,541,592
Flowers Foods	39,400	1,313,202
Nash Finch	29,782	1,118,910
Overhill Farms	41,025 [a]	252,714
United Natural Foods	6,750 [a]	293,693
Zhongpin	36,150 [a]	551,287
		6,221,809
Energy—6.6%
Atmos Energy	28,800	960,480
Basic Energy Services	30,300 [a]	824,160
Berry Petroleum, Cl. A	20,267	1,062,193
Brigham Exploration	37,830 [a]	1,178,026
Cal Dive International	46,074 [a]	299,942
Callon Petroleum	89,555 [a]	638,527
Covanta Holding	55,800	946,926
Dresser-Rand Group	21,800 [a]	1,146,244

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Georesources	19,280 [a]	477,566
Global Industries	125,700 [a]	788,139
GMX Resources	39,463 [a]	207,970
GT Solar International	129,380 [a]	1,650,889
Gulfport Energy	39,140 [a]	1,158,153
ION Geophysical	89,800 [a]	906,082
Newpark Resources	143,250 [a]	1,390,957
Northern Oil and Gas	61,990 [a]	1,245,999
Parker Drilling	71,880 [a]	458,594
Southern Union	36,700	1,113,111
Tetra Technologies	106,400 [a]	1,451,296
TransGlobe Energy	50,700 [a]	790,920
USEC	125,600 [a]	525,008
Venoco	58,900 [a]	865,830
Whiting Petroleum	16,900 [a]	1,133,990
		21,221,002
Exchange Traded Funds—.3%
iShares Russell 2000 Index Fund	11,024	935,276
Financial—22.5%
Alterra Capital Holdings	36,200	823,550
Altisource Portfolio Solutions	37,233 [a]	1,329,963
American Equity Investment Life Holding	134,294	1,744,479
Ares Capital	67,176	1,129,900
Asta Funding	60,630	468,064
Baldwin & Lyons, Cl. B	8,875	201,374
BancorpSouth	24,819	318,676
Bank of Hawaii	27,625	1,309,425
BioMed Realty Trust	45,700 [b]	936,393
Brandywine Realty Trust	50,300 [b]	641,828
Broadridge Financial Solutions	47,600	1,089,088
Bryn Mawr Bank	53,520	1,123,385
Capstead Mortgage	52,400 [b]	695,348
Cash America International	20,100	1,046,406
CBIZ	119,604 [a]	914,971
Center Financial	52,233 [a]	341,604
City Holding	18,300	590,541

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Columbia Banking System	102,485	1,843,705
Community Bank System	78,723	1,974,373
CoreLogic	72,900 [a]	1,320,219
Cullen/Frost Bankers	19,130	1,114,131
CVB Financial	125,100	1,122,147
Delphi Financial Group, Cl. A	68,473	1,997,357
Deluxe	58,076	1,494,876
Donegal Group, Cl. A	33,343	467,135
EastGroup Properties	6,909 [b]	324,101
F.N.B	84,547	891,971
FBL Financial Group, Cl. A	23,162	735,857
Financial Engines	3,904 [a]	97,210
First Bancorp	20,700	247,158
First Cash Financial Services	22,300 [a]	931,025
First Financial Bankshares	23,080	1,220,009
First Niagara Financial Group	53,300	756,860
First Potomac Realty Trust	39,401 [b]	661,149
Glimcher Realty Trust	107,534 [b]	1,101,148
Hancock Holding	38,350	1,239,088
Harleysville Group	22,934	734,576
HCC Insurance Holdings	50,610	1,674,685
Horace Mann Educators	31,500	514,080
Huntington Bancshares	109,900	725,340
IBERIABANK	21,300	1,251,375
Investment Technology Group	38,928 [a]	589,370
Knight Capital Group, Cl. A	80,236 [a]	990,112
LaSalle Hotel Properties	37,700 [b]	1,054,846
Lender Processing Services	47,000	1,249,260
Medical Properties Trust	90,890 [b]	1,123,400
MGIC Investment	83,900 [a]	676,234
Nara Bancorp	16,244 [a]	137,912
National Western Life Insurance	6,100	930,250
Net 1 UEPS Technologies	43,300 [a]	358,957
Ocwen Financial	329,950 [a]	3,965,999
Omega Healthcare Investors	116,817 [b]	2,487,034
Park National	14,625	986,164

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Parkway Properties	59,148 [b]	1,085,957
Platinum Underwriters Holdings	23,710	809,459
Portfolio Recovery Associates	3,373 [a]	292,169
Primerica	39,650	851,285
PS Business Parks	13,000 [b]	747,370
RLI	16,800	1,012,200
Sterling Bancorp	39,000	372,060
Sterling Bancshares	110,900	941,541
Suffolk Bancorp	13,500	207,225
SVB Financial Group	33,963 [a]	2,016,723
TCF Financial	56,400	848,820
Texas Capital Bancshares	34,600 [a]	866,038
Tower Group	97,284	2,364,001
Trustmark	38,374	914,836
Umpqua Holdings	71,300	854,174
Universal American Financial	39,100	363,630
Waddell & Reed Financial, Cl. A	16,132	622,695
Wintrust Financial	31,000	1,006,570
World Acceptance	30,292 [a]	2,019,871
		71,890,732
Health Care—6.7%
Abaxis	5,948 [a]	185,161
Affymetrix	100,600 [a]	612,654
Allscripts Healthcare Solutions	10,325 [a]	207,636
Amedisys	24,200 [a]	757,460
AmSurg	64,751 [a]	1,677,698
AngioDynamics	11,750 [a]	184,475
Bio-Reference Labs	5,825 [a]	145,217
Cambrex	154,682 [a]	756,395
Cepheid	17,340 [a]	556,961
Charles River Laboratories International	25,900 [a]	1,001,812
Chemed	15,975	1,079,431
Gentiva Health Services	33,807 [a]	827,595
Health Management Associates, Cl. A	103,000 [a]	1,174,200
HealthSpring	24,100 [a]	1,056,785
Hill-Rom Holdings	28,325	1,292,753

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
IPC The Hospitalist	3,875 [a]	196,773
Kindred Healthcare	53,043 [a]	1,301,675
Magellan Health Services	32,900 [a]	1,741,726
Medical Action Industries	22,448 [a]	218,644
Medicis Pharmaceutical, Cl. A	24,100	903,027
Mednax	4,100 [a]	308,115
Medtox Scientific	3,275	55,315
Neogen	6,800 [a]	304,912
Quality Systems	1,775	152,792
Questcor Pharmaceuticals	33,700 [a]	777,459
SXC Health Solutions	17,700 [a]	1,043,238
Symmetry Medical	165,216 [a]	1,688,508
Techne	2,675	218,013
West Pharmaceutical Services	20,050	931,924
		21,358,354
Industrial—15.4%
AAON	24,675	831,547
Aerovironment	26,800 [a]	809,092
Allegiant Travel	15,270 [a]	696,465
American Reprographics	197,313 [a]	1,850,796
Apogee Enterprises	82,250	1,088,990
Beacon Roofing Supply	10,100 [a]	221,291
Briggs & Stratton	23,900	498,315
CAI International	39,540 [a]	923,654
Ceradyne	39,580 [a]	1,771,601
CoStar Group	2,300 [a]	145,130
Crown Holdings	44,200 [a]	1,794,962
CTS	127,475	1,305,344
Danaos	128,400 [a]	828,180
Echo Global Logistics	8,267 [a]	123,178
EnerNOC	3,803 [a]	68,644
ESCO Technologies	23,300	875,381
Forward Air	3,625	127,238
Franklin Electric	15,107	672,262
Global Power Equipment Group	35,960 [a]	1,011,195
Granite Construction	31,189	857,386

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Heartland Payment Systems	36,900	701,838
Hexcel	55,975 [a]	1,157,003
Hubbell, Cl. B	14,400	952,704
Innerworkings	14,850 [a]	125,780
Insituform Technologies, Cl. A	21,866 [a]	564,361
iRobot	18,800 [a]	631,680
John Bean Technologies	42,400	832,736
KBR	35,000	1,306,200
Kelly Services, Cl. A	28,000 [a]	493,640
Knoll	63,745	1,223,267
LeCroy	33,300 [a]	430,902
Lydall	92,790 [a]	1,109,768
Manitowoc	46,000	828,920
MAXIMUS	3,150	263,970
McGrath Rentcorp	51,200	1,435,648
Miller Industries	24,950	429,140
Mobile Mini	4,750 [a]	106,875
Navistar International	23,500 [a]	1,547,945
Pall	19,990	1,121,439
Park Electrochemical	39,159	1,179,077
Polypore International	12,550 [a]	822,652
Resources Connection	9,950	140,395
Ritchie Brothers Auctioneers	11,494	318,614
Rollins	19,312	388,557
Ryder System	22,400	1,232,000
Schawk	31,460	546,775
School Specialty	77,660 [a]	1,194,411
Seaspan	26,300	456,568
SkyWest	41,045	633,324
Sonoco Products	33,111	1,172,792
Standex International	55,410	1,840,720
Teledyne Technologies	19,500 [a]	957,450
Textainer Group Holdings	12,705	409,990
Textron	54,600	1,249,248
Thomas & Betts	32,780 [a]	1,794,706
Tutor Perini	71,299	1,447,370

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Twin Disc	18,200	607,152
Xerium Technologies	56,975 [a]	1,183,939
		49,340,207
Information Technology—12.6%
Acacia Research	27,900 [a]	1,081,404
Accelrys	88,100 [a]	636,963
Acxiom	28,700 [a]	394,625
American Software, Cl. A	92,677	711,759
ANSYS	2,319 [a]	133,041
athenahealth	3,462 [a]	154,994
AXT	80,900 [a]	658,526
Benchmark Electronics	52,929 [a]	914,613
Brocade Communications Systems	204,600 [a]	1,364,682
Cabot Microelectronics	4,662 [a]	234,265
CACI International, Cl. A	17,984 [a]	1,147,919
Cadence Design Systems	102,700 [a]	1,097,863
Cardtronics	44,900 [a]	994,086
Cass Information Systems	3,450	137,482
Concur Technologies	2,150 [a]	107,435
Constant Contact	3,736 [a]	89,851
DDI	120,340	1,097,501
DealerTrack Holdings	7,050 [a]	163,349
Diebold	29,700	981,585
Digi International	16,450 [a]	193,946
DST Systems	25,500	1,281,885
Echelon	13,579 [a]	129,815
Electronics for Imaging	85,645 [a]	1,545,892
Fair Isaac	32,700	956,475
Fairchild Semiconductor International	63,505 [a]	1,145,630
FARO Technologies	3,600 [a]	161,136
FormFactor	36,000 [a]	356,760
Forrester Research	4,750	180,215
Guidance Software	7,850 [a]	63,036
IEC Electronics	34,739 [a]	235,878
Ikanos Communications	96,000 [a]	146,880
Integrated Silicon Solution	49,815 [a]	460,291
International Rectifier	11,700 [a]	336,726

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Intersil, Cl. A	69,900	1,003,065
Itron	11,140 [a]	570,925
Keynote Systems	42,200	895,906
MEMC Electronic Materials	87,200 [a]	917,344
Mercury Computer Systems	33,400 [a]	638,608
Multi-Fineline Electronix	16,900 [a]	358,111
Napco Security Technologies	5,850 [a]	12,929
National Instruments	12,975	378,870
NetScout Systems	13,500 [a]	313,200
Ormat Technologies	14,500	319,145
Plexus	12,274 [a]	457,575
Power Integrations	5,450	200,669
Power-One	237,560 [a]	1,993,128
Scientific Games, Cl. A	112,800 [a]	1,112,208
SeaChange International	74,100 [a]	834,366
Semtech	11,825 [a]	338,432
Silicon Image	95,500 [a]	723,890
Spansion, Cl. A	21,200 [a]	424,636
Standard Microsystems	65,350 [a]	1,752,687
Stratasys	3,684 [a]	129,677
SYNNEX	25,690 [a]	841,091
TeleCommunication Systems, Cl. A	82,600 [a]	412,174
Telvent GIT	3,700 [a]	127,465
Ultimate Software Group	6,775 [a]	381,975
Ultratech	34,300 [a]	1,089,711
Verint Systems	52,000 [a]	1,764,880
Vishay Intertechnology	150,280 [a]	2,384,944
Zoran	85,700 [a]	705,311
		40,379,430
Materials—6.9%
Arch Chemicals	40,760	1,473,474
Boise	112,700	951,188
Chemtura	58,700 [a]	1,118,235
Cytec Industries	11,000	618,090
Glatfelter	102,148	1,574,101
Horsehead Holding	59,100 [a]	788,394
Innophos Holdings	23,650	1,061,648

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
KapStone Paper and Packaging	68,210 [a]	1,122,054
Landec	128,200 [a]	735,868
LSB Industries	18,379 [a]	870,062
Mercer International	67,730 [a]	929,933
Omnova Solutions	171,220 [a]	1,611,180
PolyOne	85,610	1,303,840
Royal Gold	7,000	434,140
RPM International	45,902	1,078,697
RTI International Metals	41,710 [a]	1,590,402
Schulman (A.)	36,800	938,032
Schweitzer-Mauduit International	13,204	695,587
Sensient Technologies	29,168	1,109,842
Solutia	88,400 [a]	2,207,348
		22,212,115
Producer Durables—4.6%
Actuant, Cl. A	38,850	976,689
Atlas Air Worldwide Holdings	17,600 [a]	1,113,904
Bristow Group	48,920	2,247,874
Curtiss-Wright	23,000	784,530
EnerSys	39,692 [a]	1,420,974
Ennis	31,678	604,733
Greif, Cl. A	13,337	881,842
Hawaiian Holdings	101,800 [a]	563,972
Intermec	64,900 [a]	783,992
Old Dominion Freight Line	33,750 [a]	1,259,887
Orbital Sciences	57,584 [a]	1,083,155
RSC Holdings	52,900 [a]	707,273
Sealed Air	51,600	1,325,088
Tennant	22,400	865,312
		14,619,225
Telecommunications—3.1%
Arris Group	85,700 [a]	967,553
Black Box	41,580	1,370,477
Ciena	38,900 [a]	1,040,575
Comtech Telecommunications	6,700	186,193
Comverse Technology	71,300 [a]	529,759
DigitalGlobe	11,050 [a]	272,051

Common Stocks (continued)	Shares	Value ($)
Telecommunications (continued)
Infinera	98,800 [a]	701,480
Oplink Communications	2,115 [a]	39,085
Plantronics	27,368	1,001,121
Powerwave Technologies	213,500 [a]	807,030
Premiere Global Services	69,688 [a]	586,773
RF Micro Devices	119,700 [a]	754,110
Sierra Wireless	54,000 [a]	661,500
Tekelec	113,100 [a]	1,029,210
		9,946,917
Utilities—2.0%
Cleco	34,100	1,196,569
GenOn Energy	183,600 [a]	732,564
Hawaiian Electric Industries	57,394	1,425,093
Portland General Electric	39,642	1,029,503
Southwest Gas	20,800	812,448
UniSource Energy	34,200	1,295,838
		6,492,015

Total Investments (cost $261,019,322)	98.1%	314,383,686
Cash and Receivables (Net)	1.9%	5,961,703
Net Assets	100.0%	320,345,389

a	Non-income producing security.
b	Investment in real estate investment trust.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.5	Producer Durables	4.6
Consumer Discretionary	15.5	Telecommunications	3.1
Industrial	15.4	Utilities	2.0
Information Technology	12.6	Consumer Staples	1.9
Materials	6.9	Exchange Traded Funds	.3
Health Care	6.7
Energy	6.6		98.1

† Based on net assets.
See notes to financial statements.

The Fund	17

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		261,019,322	314,383,686
Cash			5,715,319
Receivable for investment securities sold			1,023,260
Receivable for shares of Common Stock subscribed			259,850
Dividends receivable			257,843
Prepaid expenses			21,748
			321,661,706
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			303,399
Payable for investment securities purchased			800,780
Payable for shares of Common Stock redeemed			160,921
Accrued expenses			51,217
			1,316,317
Net Assets ($)			320,345,389
Composition of Net Assets ($):
Paid-in capital			249,910,962
Accumulated undistributed investment income—net			269,455
Accumulated net realized gain (loss) on investments			16,800,608
Accumulated net unrealized appreciation
(depreciation) on investments			53,364,364
Net Assets ($)			320,345,389

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,203,889	246,083	318,895,417
Shares Outstanding	56,030	11,670	14,735,816
Net Asset Value Per Share ($)	21.49	21.09	21.64
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $516 foreign taxes withheld at source)	1,724,752
Expenses:
Management fee—Note 3(a)	1,340,516
Custodian fees—Note 3(c)	56,753
Registration fees	26,306
Professional fees	26,091
Shareholder servicing costs—Note 3(c)	12,285
Prospectus and shareholders’ reports	8,654
Directors’ fees and expenses—Note 3(d)	8,573
Distribution fees—Note 3(b)	3,650
Loan commitment fees—Note 2	2,240
Miscellaneous	6,090
Total Expenses	1,491,158
Less—reduction in fees due to earnings credits—Note 3(c)	(6)
Net Expenses	1,491,152
Investment Income—Net	233,600
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	17,250,789
Net unrealized appreciation (depreciation) on investments	24,315,376
Net Realized and Unrealized Gain (Loss) on Investments	41,566,165
Net Increase in Net Assets Resulting from Operations	41,799,765
See notes to financial statements.

The Fund	19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	233,600	(861)
Net realized gain (loss) on investments	17,250,789	14,989,457
Net unrealized appreciation
(depreciation) on investments	24,315,376	26,294,770
Net Increase (Decrease) in Net Assets
Resulting from Operations	41,799,765	41,283,366
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	—	(30,748)
Net realized gain on investments:
Class A Shares	(443,790)	(12,873)
Class C Shares	(61,614)	(1,273)
Class I Shares	(14,742,480)	(185,975)
Total Dividends	(15,247,884)	(230,869)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	729,006	315,680
Class C Shares	146,383	328,152
Class I Shares	66,260,326	169,243,747
Dividends reinvested:
Class A Shares	43,161	393
Class C Shares	15,022	24
Class I Shares	6,759,296	93,789
Cost of shares redeemed:
Class A Shares	(7,488,707)	(1,016,298)
Class C Shares	(905,639)	(215,052)
Class I Shares	(23,293,372)	(28,560,012)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	42,265,476	140,190,423
Total Increase (Decrease) in Net Assets	68,817,357	181,242,920
Net Assets ($):
Beginning of Period	251,528,032	70,285,112
End of Period	320,345,389	251,528,032
Undistributed investment income—net	269,455	35,855

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Capital Share Transactions:
Class A
Shares sold	35,019	17,720
Shares issued for dividends reinvested	2,167	23
Shares redeemed	(353,367)	(58,129)
Net Increase (Decrease) in Shares Outstanding	(316,181)	(40,386)
Class C
Shares sold	7,198	18,361
Shares issued for dividends reinvested	766	1
Shares redeemed	(43,648)	(11,799)
Net Increase (Decrease) in Shares Outstanding	(35,684)	6,563
Class I
Shares sold	3,171,197	9,763,895
Shares issued for dividends reinvested	337,627	5,573
Shares redeemed	(1,109,607)	(1,581,931)
Net Increase (Decrease) in Shares Outstanding	2,399,217	8,187,537
See notes to financial statements.

The Fund	21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	19.63	15.24	12.50
Investment Operations:
Investment (loss)—net[b]	(.01)	(.05)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	3.03	4.47	2.74
Total from Investment Operations	3.02	4.42	2.74
Distributions:
Dividends from net realized gain on investments	(1.16)	(.03)	—
Net asset value, end of period	21.49	19.63	15.24
Total Return (%)[d]	15.87[e]	29.05	21.92[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25[f]	1.34	2.94[f]
Ratio of net expenses
to average net assets	1.25[f]	1.32	1.40[f]
Ratio of net investment (loss)
to average net assets	(.12)[f]	(.27)	(.02)[f]
Portfolio Turnover Rate	31.92[e]	56.03	48.43[e]
Net Assets, end of period ($ x 1,000)	1,204	7,308	6,289

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class C Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	19.34	15.13	12.50
Investment Operations:
Investment (loss)—net[b]	(.09)	(.18)	(.10)
Net realized and unrealized
gain (loss) on investments	3.00	4.42	2.73
Total from Investment Operations	2.91	4.24	2.63
Distributions:
Dividends from net realized gain on investments	(1.16)	(.03)	—
Net asset value, end of period	21.09	19.34	15.13
Total Return (%)[c]	15.47[d]	28.07	21.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.01[e]	2.10	3.70[e]
Ratio of net expenses
to average net assets	2.01[e]	2.08	2.15[e]
Ratio of net investment (loss)
to average net assets	(.86)[e]	(1.02)	(.77)[e]
Portfolio Turnover Rate	31.92[d]	56.03	48.43[d]
Net Assets, end of period ($ x 1,000)	246	916	617

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	19.72	15.28	12.50
Investment Operations:
Investment income—net[b]	.02	.00[c]	.03
Net realized and unrealized
gain (loss) on investments	3.06	4.47	2.75
Total from Investment Operations	3.08	4.47	2.78
Distributions:
Dividends from investment income—net	—	(.00)[c]	—
Dividends from net realized gain on investments	(1.16)	(.03)	—
Total Distributions	(1.16)	(.03)	—
Net asset value, end of period	21.64	19.72	15.28
Total Return (%)	16.12[d]	29.32	22.24[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[e]	1.07	1.91[e]
Ratio of net expenses
to average net assets	.99[e]	1.06	1.15[e]
Ratio of net investment income
to average net assets	.17[e]	.02	.26[e]
Portfolio Turnover Rate	31.92[d]	56.03	48.43[d]
Net Assets, end of period ($ x 1,000)	318,895	243,304	63,379

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small CapValue Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Seigel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”), Riverbridge Partners, LLC (“Riverbridge”), Neuberger Berman Management LLC (“Neuberger Berman”) and Lombardia Capital Partners, LLC (“Lombardia”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011, in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	309,906,206	—	—	309,906,206
Equity Securities—
Foreign†	3,542,204	—	—	3,542,204
Exchange Traded
Funds	935,276	—	—	935,276

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was as follows: ordinary income $230,864 and long-term capital gains $5, respectively.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets. During the period ended May 31, 2011, there was no reduction in management fee, pursuant to the undertaking.

Pursuant to separate Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement”) between Dreyfus and each of TS&W,Walthausen, Riverbridge, Neuberger Berman and Lombardia, each Sub-Investment Advisory Agreement will continue for successive annual periods ended November 30, 2011. Dreyfus pays TS&W, Walthausen, Riverbridge, Neuberger Berman and Lombardia separate monthly fees at an annual percentage rate based on the average daily net assets of the fund under the Sub-Adviser’s Management.

During the period ended May 31, 2011, the Distributor retained $226 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2011, Class C shares were charged $3,650 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class A and Class C shares were charged $9,008 and $1,216, respectively, pursuant to the Shareholder Services Plan.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $1,344 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $112 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $6.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $56,753 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $241,943, Rule 12b-1 distribution plan fees $291, shareholder services plan fees $749, custodian fees $57,180, chief compliance officer fees $3,006 and transfer agency per account fees $230.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $120,633,038 and $92,593,080, respectively.

At May 31, 2011, accumulated net unrealized appreciation on investments was $53,364,364, consisting of $62,462,073 gross unrealized appreciation and $9,097,709 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

The Board of Directors approved on July 18, 2011, to be effective on or about July 29, 2011, a new sub-investment advisory agreement between the fund and Iridian Asset Management LLC (“Iridian”), pursuant to which Iridian will serve as an additional sub-investment adviser for the fund. At the July 18, 2011 Board meeting, the Board also terminated the fund’s sub-investment advisory agreement with Riverbridge, also to be effective on or about July 29, 2011.

The Fund	33

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters.The U.S. stock market produced mostly positive results in this choppy economic environment due to better-than-expected corporate earnings and robust ongoing industrial demand from the emerging markets.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2011, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 13.99%, Class C shares returned 13.47% and Class I shares returned 14.04%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International USA Index (“MSCI USA Index”), achieved a 14.91% return over the same period.2

The U.S. stock market rallied early in the reporting period as an economic recovery gained momentum, but the upward trend later was dampened by a number of unexpected headwinds.The fund is structured solely on a “bottom-up” basis, without the benchmark’s sector weights or holdings being given any weight in the investment decision-making process. For purposes of comparison, though, the fund’s lower-than-benchmark returns can be explained by an overweight exposure to information technology and the poor performance over the reporting period of a number of information technology stocks held in the fund.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook.

Greater Economic Confidence Fueled Stock Market Rally

Liquidity in U.S. financial markets courtesy of the unprecedented program of quantitative easing has supported equity markets around the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

world for some time. In addition, investor sentiment improved in late 2010 with growing confidence that a return to recession was unlikely.A more optimistic outlook subsequently was reinforced by improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a variety of market sectors. The passage of fiscally stimulative tax legislation toward the end of 2010 lent further support to stock prices.

Improving global economic conditions also supported U.S. stock prices. Better-than-expected economic data in Europe buoyed investor confidence, and robust ongoing demand for industrial commodities and equipment from the emerging markets helped drive several market sectors higher.

However, the market rally was interrupted in February, when political unrest in the Middle East led to sharply higher crude oil prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. In addition, disappointing U.S. employment, housing, and GDP data weighed on the market near the reporting period’s end.

Technology Stocks Undermined Relative Performance

Although the fund participated in the market rally to a substantial degree, its relative performance was constrained by an overweight exposure to the information technology sector, which lagged market averages. Information technology stocks held in the fund lagged on a relative basis. In each case the investment rationale remains intact.

The fund’s top performers for the reporting period included U.S. energy services company CARBO Ceramics, which encountered robust demand for products used in the production of natural gas. Retailer Tractor Supply Company also reported strong growth as it expanded its presence into new markets and improved its merchandising efforts. Thermal imaging specialist FLIR Systems posted robust revenue growth confirming the market leading positions of its key products. In the health care sector, U.S. medical devices manufacturer C.R. Bard advanced on the back of better than expected results and upbeat comments on new products from its high margin surgery division. Software developer Oracle has benefited from evidence of the early success of its new suite of products launched following the successful integration of recent acquisition Sun Microsystems.

4

Disappointments during the reporting period were concentrated primarily in the information technology sector. Software giant Microsoft and networking company Cisco Systems have been weak performers over the period and internet media company Google also lagged. Audio specialist Dolby Laboratories suffered as shipments of personal computers declined in favor of tablet computers and smart-phones, hurting licensing revenues. In the consumer discretionary sector, footwear maker NIKE saw profit margins impacted by higher costs for raw materials. However, the company stated that it would offset further gross margin pressure through productivity gains and cost increases which are testament to the strength of its brands.

Maintaining a Cautious Investment Posture

Despite the modest step back in markets toward the end of the reporting period, we are concerned that investors’ expectations may still be too optimistic in an uncertain and volatile investment environment.Although the U.S. and global economic recoveries continue, consumers remain under pressure, and federal, state and local governments are struggling with unmanageable budget deficits. However, companies on a sound financial footing with market-leading positions and often geographically diverse income streams continue to show that they can prosper in any environment. The focus at Walter Scott has always been the search for companies in control of their own destiny.We believe it is in times like these where such strength, combined with sound growth prospects, offers the opportunity to generate a long term real rate of return.

June 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International USA (MSCI USA) Index
is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.98	$ 10.01	$ 4.38
Ending value (after expenses)	$1,139.90	$1,134.70	$1,140.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.64	$ 9.45	$ 4.13
Ending value (after expenses)	$1,019.35	$1,015.56	$1,020.84

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.88% for Class C and .82%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2011 (Unaudited)

Common Stocks—96.1%	Shares	Value ($)
Consumer Discretionary—14.4%
Family Dollar Stores	114,400	6,376,656
McDonald’s	74,400	6,066,576
NIKE, Cl. B	69,900	5,903,055
Panera Bread, Cl. A	33,500 [a]	4,188,505
Starbucks	164,500	6,051,955
TJX	102,100	5,413,342
Tractor Supply	65,600	4,143,296
Urban Outfitters	182,000 [a]	5,543,720
		43,687,105
Consumer Staples—7.8%
Colgate-Palmolive	69,900	6,118,347
PepsiCo	79,000	5,618,480
Wal-Mart Stores	105,300	5,814,666
Walgreen	139,200	6,073,296
		23,624,789
Energy—10.5%
Apache	54,900	6,840,540
CARBO Ceramics	49,200	7,393,284
EOG Resources	56,360	6,151,130
Occidental Petroleum	57,500	6,201,375
Schlumberger	62,850	5,387,502
		31,973,831
Health Care—18.1%
Abbott Laboratories	101,900	5,324,275
C.R. Bard	32,450	3,627,261
Celgene	100,100 [a]	6,097,091
Gilead Sciences	145,600 [a]	6,077,344
Johnson & Johnson	90,000	6,056,100
Medtronic	138,000	5,616,600
Meridian Bioscience	250,700	5,981,702
Resmed	175,100 [a]	5,638,220
Stryker	88,400	5,516,160
Varian Medical Systems	74,600 [a]	5,038,484
		54,973,237

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Industrial—15.2%
Boeing	70,100		5,469,903
C.H. Robinson Worldwide	78,000		6,257,160
Donaldson	97,900		5,845,609
Emerson Electric	111,000		6,055,050
Fastenal	163,600		5,428,248
MSC Industrial Direct, Cl. A	84,200		5,852,742
Precision Castparts	36,460		5,727,866
Rockwell Collins	92,800		5,672,864
			46,309,442
Information Technology—24.3%
Adobe Systems	157,500 [a]		5,454,225
Amphenol, Cl. A	106,600		5,762,796
Automatic Data Processing	106,500		5,869,215
Cisco Systems	222,400		3,736,320
Dolby Laboratories, Cl. A	113,800	[a]	5,319,012
FLIR Systems	154,900		5,599,635
Google, Cl. A	11,360	[a]	6,009,667
Intel	280,100		6,305,051
MasterCard, Cl. A	22,070		6,335,194
Microsoft	211,800		5,297,118
Oracle	175,200		5,995,344
Paychex	185,800		6,001,340
QUALCOMM	104,200		6,105,078
			73,789,995
Materials—5.8%
Ecolab	105,100		5,767,888
Monsanto	86,300		6,130,752
Praxair	53,100		5,620,104
			17,518,744
Total Common Stocks
(cost $256,168,983)			291,877,143

8

Other Investment—3.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,869,000)	10,869,000 [b]	10,869,000

Total Investments (cost $267,037,983)	99.7%	302,746,143
Cash and Receivables (Net)	.3%	922,068
Net Assets	100.0%	303,668,211

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	24.3	Consumer Staples	7.8
Health Care	18.1	Materials	5.8
Industrial	15.2	Money Market Investment	3.6
Consumer Discretionary	14.4
Energy	10.5		99.7

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		256,168,983	291,877,143
Affiliated issuers		10,869,000	10,869,000
Cash			450,258
Receivable for shares of Common Stock subscribed			417,603
Dividends and interest receivable			399,825
Prepaid expenses			28,645
			304,042,474
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			205,025
Payable for shares of Common Stock redeemed			125,245
Accrued expenses			43,993
			374,263
Net Assets ($)			303,668,211
Composition of Net Assets ($):
Paid-in capital			266,487,220
Accumulated undistributed investment income—net			674,421
Accumulated net realized gain (loss) on investments			798,410
Accumulated net unrealized appreciation
(depreciation) on investments			35,708,160
Net Assets ($)			303,668,211

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,055,903	124,420	302,487,888
Shares Outstanding	72,509	8,708	20,711,803
Net Asset Value Per Share ($)	14.56	14.29	14.60

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,684,554
Affiliated issuers	8,836
Total Income	1,693,390
Expenses:
Management fee—Note 3(a)	888,368
Registration fees	32,696
Professional fees	21,878
Custodian fees—Note 3(c)	16,594
Shareholder servicing costs—Note 3(c)	4,196
Prospectus and shareholders’ reports	3,829
Directors’ fees and expenses—Note 3(d)	3,192
Loan commitment fees—Note 2	1,275
Distribution fees—Note 3(b)	997
Miscellaneous	6,202
Total Expenses	979,227
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	979,224
Investment Income—Net	714,166
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	799,999
Net unrealized appreciation (depreciation) on investments	27,019,492
Net Realized and Unrealized Gain (Loss) on Investments	27,819,491
Net Increase in Net Assets Resulting from Operations	28,533,657

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	714,166	235,200
Net realized gain (loss) on investments	799,999	950,030
Net unrealized appreciation
(depreciation) on investments	27,019,492	8,688,285
Net Increase (Decrease) in Net Assets
Resulting from Operations	28,533,657	9,873,515
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(5,953)
Class I Shares	(274,865)	(7,080)
Net realized gain on investments:
Class A Shares	(11,303)	—
Class C Shares	(1,516)	—
Class I Shares	(752,726)	—
Total Dividends	(1,040,410)	(13,033)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	81,565	220,658
Class C Shares	58,489	27,800
Class I Shares	144,008,152	137,915,540
Dividends reinvested:
Class A Shares	1,717	183
Class C Shares	322	—
Class I Shares	668,489	5,399
Cost of shares redeemed:
Class A Shares	(1,712,533)	(1,948,355)
Class C Shares	(278,307)	(243,105)
Class I Shares	(14,160,303)	(4,581,770)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	128,667,591	131,396,350
Total Increase (Decrease) in Net Assets	156,160,838	141,256,832
Net Assets ($):
Beginning of Period	147,507,373	6,250,541
End of Period	303,668,211	147,507,373
Undistributed investment income—net	674,421	235,120

12

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Capital Share Transactions:
Class A
Shares sold	5,902	18,541
Shares issued for dividends reinvested	127	15
Shares redeemed	(122,364)	(162,126)
Net Increase (Decrease) in Shares Outstanding	(116,335)	(143,570)
Class C
Shares sold	4,201	2,301
Shares issued for dividends reinvested	24	—
Shares redeemed	(20,220)	(20,518)
Net Increase (Decrease) in Shares Outstanding	(15,995)	(18,217)
Class I
Shares sold	10,430,978	11,457,984
Shares issued for dividends reinvested	49,481	447
Shares redeemed	(1,012,676)	(374,153)
Net Increase (Decrease) in Shares Outstanding	9,467,783	11,084,278

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.83	11.68	9.14	12.50
Investment Operations:
Investment income—net[b]	.02	.01	.04	.02
Net realized and unrealized
gain (loss) on investments	1.77	1.16	2.53	(3.38)
Total from Investment Operations	1.79	1.17	2.57	(3.36)
Distributions:
Dividends from investment income—net	—	(.02)	(.03)	—
Dividends from net realized
gain on investments	(.06)	—	—	—
Total Distributions	(.06)	(.02)	(.03)	—
Net asset value, end of period	14.56	12.83	11.68	9.14
Total Return (%)[c]	13.99[d]	10.01	28.19	(26.88)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12[e]	1.76	4.65	5.54[e]
Ratio of net expenses
to average net assets	1.12[e]	1.40	1.40	1.40[e]
Ratio of net investment income
to average net assets	.29[e]	.04	.42	.33[e]
Portfolio Turnover Rate	2.65[d]	13.62	31.79	7.98[d]
Net Assets, end of period ($ x 1,000)	1,056	2,424	3,884	2,618

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	11.58	9.11	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)	(.09)	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	1.73	1.16	2.50	(3.37)
Total from Investment Operations	1.70	1.07	2.47	(3.39)
Distributions:
Dividends from net realized
gain on investments	(.06)	—	—	—
Net asset value, end of period	14.29	12.65	11.58	9.11
Total Return (%)[c]	13.47[d]	9.24	27.11	(27.12)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.88[e]	2.52	5.83	6.30[e]
Ratio of net expenses
to average net assets	1.88[e]	2.15	2.15	2.14[e]
Ratio of net investment (loss)
to average net assets	(.47)[e]	(.71)	(.27)	(.41)[e]
Portfolio Turnover Rate	2.65[d]	13.62	31.79	7.98[d]
Net Assets, end of period ($ x 1,000)	124	312	497	374

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2011	Year Ended November 30,
Class I Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.88	11.70	9.16	12.50
Investment Operations:
Investment income—net[b]	.04	.07	.05	.03
Net realized and unrealized
gain (loss) on investments	1.76	1.15	2.54	(3.37)
Total from Investment Operations	1.80	1.22	2.59	(3.34)
Distributions:
Dividends from investment income—net	(.02)	(.04)	(.05)	—
Dividends from net realized
gain on investments	(.06)	—	—	—
Total Distributions	(.08)	(.04)	(.05)	—
Net asset value, end of period	14.60	12.88	11.70	9.16
Total Return (%)	14.04[c]	10.47	28.36	(26.72)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.82[d]	.94	3.77	5.25[d]
Ratio of net expenses
to average net assets	.82[d]	.94	1.15	1.14[d]
Ratio of net investment income
to average net assets	.61[d]	.56	.54	.59[d]
Portfolio Turnover Rate	2.65[c]	13.62	31.79	7.98[c]
Net Assets, end of period ($ x 1,000)	302,488	144,771	1,870	366

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
[b]	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 38,489 Class A and 1,975 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a

18

pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	291,877,143	—	—	291,877,143
Mutual Funds	10,869,000	—	—	10,869,000

†	See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of

20

the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2010 ($)	Purchases ($)	Sales ($)	5/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	4,612,000	109,147,000	102,890,000	10,869,000	3.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was as follows: ordinary income $13,033.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on

22

rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

During the period ended May 31, 2011, the Distributor retained $348 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2011, Class C shares were charged $997 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class A and Class C shares were charged $2,648 and $332, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $718 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $52 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $16,594 pursuant to the custody agreement.

24

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $189,369, Rule 12b-1 distribution plan fees $91, shareholder services plan fees $301, custodian fees $12,128, chief compliance officer fees $3,006 and transfer agency per account fees $130.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2011, amounted to $128,361,817 and $6,014,490, respectively.

At May 31, 2011, accumulated net unrealized appreciation on investments was $35,708,160, consisting of $38,868,836 gross unrealized appreciation and $3,160,676 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	25

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters.The U.S. stock market produced mostly positive results in this choppy economic environment due to better-than-expected corporate earnings and robust ongoing industrial demand from the emerging markets.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2011, Global Stock Fund’s Class A shares produced a total return of 12.32%, Class C shares returned 11.78% and Class I shares returned 12.45%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International World Index (the “MSCI World Index”), achieved a 14.85% return over the same period.2 The fund is structured solely on a “bottom-up” basis, without the benchmark’s sector or geographical weights being given any weight in the investment decision-making process. For purposes of comparison, though, in looking at fund performance relative to the benchmark over this period, the lower return can be attributed to an underweight exposure to Europe and an overweight position in Japan.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in high quality companies capable of sustainable growth and wealth creation over a long time horizon. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of the cash generation that is looked for in any investment and to understand the variables that demonstrate robust financial health and define long-term competitive advantage. Companies meeting the financial criteria are then subjected to a detailed investigation of products, costs and pricing, competition, industry position and outlook.

Momentum in Major Markets Despite Geo-Political Turmoil

Given the myriad of geo-political and economic uncertainties facing the major global economies, investor sentiment has been remarkably positive over much of the reporting period. Toward the end of 2010, a more optimistic outlook was reinforced by better-than-expected economic

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

data in the U.S. and Europe and robust corporate earnings across a number of geographic regions and industry groups.

The market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher energy prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. In addition, concerns intensified regarding the sovereign debt crisis in Greece and other peripheral members of the European Union, and the economies of some developed nations appeared to hit a soft patch in the spring. Nonetheless, global equity markets produced double-digit gains, on average, with particularly strong results in Europe, the United States and the United Kingdom.

Focus on High Quality, Well-Established Companies

Although the fund benefited from the global market rally to a substantial degree, its relative performance can be explained by a lower exposure to a strongly performing European region. Conversely, the fund’s exposure to Japan was greater than the benchmark and Japan lagged global averages over the reporting period. However, the fund’s focus on large, well-established companies, was beneficial as higher-quality stocks outperformed their more speculative counterparts during the reporting period.

The fund’s top performers for the reporting period included U.S. thermal imaging specialist FLIR Systems, which posted robust revenue growth confirming the leading market positions of its key products. In the health care sector, U.S. medical devices manufacturer C.R. Bard advanced on the back of better-than-expected results and upbeat comments on new products from its high margin surgery division. French corrective lenses maker Cie Generale d’Optique Essilor International also gained on the announcement of higher earnings through greater penetration of U.S. and emerging markets. U.K. energy producer BG Group gained value noting that expectations of a ramp up in production in 2012 and 2013 remain very much on track despite the challenges of the current year with modest production growth.

U.S. software developer Oracle has benefited from evidence of the early success of its new suite of products launched following the successful integration of recent acquisition Sun Microsystems.

Disappointments during the reporting period were concentrated primarily in the information technology sector. U.S. networking giant Cisco Systems lagged as profits declined in its switching business and

4

weakness in its public sector business. In Japan, optics specialist Hoya reported weaker-than-expected financial results, prompting its sale from the portfolio, and gaming systems maker Nintendo was impacted by question marks over the success of its new 3DS product. Also in Japan, drug developer Chugai Pharmaceutical suffered delays in launching a new arthritis drug. In the emerging markets, wireless service provider China Mobile lagged due to general market weakness stemming from local inflation worries.

An Injection of Moderation

A sense of moderation appears to have been instilled in major equity markets. Markets have begun to price in the risks attached to the continued flow of less than optimistic economic data, the still turbulent geopolitical environment, sustained political gridlock in the U.S. and enduring European sovereign debt woes. Equity market participants have become more discerning and drawn toward quality stocks such as those within the fund. Companies on a sound financial footing with market-leading positions and often geographically diverse income streams continue to show that they can prosper in any environment. The focus at Walter Scott has always been the search for companies in control of their own destiny.We believe it is in times like these where such strength, combined with sound growth prospects, offers the opportunity to generate a long-term real rate of return.

June 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.78	$ 10.88	$ 4.87
Ending value (after expenses)	$1,123.20	$1,117.80	$1,124.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.44	$ 10.35	$ 4.63
Ending value (after expenses)	$1,018.55	$1,014.66	$1,020.34

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.06% for Class C and .92%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2011 (Unaudited)

Common Stocks—97.9%	Shares	Value ($)
Australia—3.5%
CSL	237,500	8,617,593
Woodside Petroleum	204,234	10,187,270
		18,804,863
Brazil—1.7%
Petroleo Brasileiro, ADR	282,500	8,830,950
Canada—1.9%
Suncor Energy	235,700	9,840,600
China—.5%
China Shenhua Energy, Cl. H	516,000	2,567,677
Denmark—1.9%
Novo Nordisk, Cl. B	79,000	9,905,215
France—3.8%
Cie Generale d’Optique Essilor International	115,000	9,312,471
L’Oreal	85,000	10,694,724
		20,007,195
Hong Kong—6.2%
China Mobile	1,082,000	9,879,493
CLP Holdings	940,500	8,033,728
CNOOC	3,993,000	10,100,800
Hong Kong & China Gas	2,107,881	4,872,007
		32,886,028
Japan—15.5%
Canon	211,100	10,180,530
Chugai Pharmaceutical	371,100	6,105,943
Daikin Industries	183,200	6,121,890
Denso	246,500	8,842,521
FANUC	64,400	9,899,618
Honda Motor	234,800	8,965,007
Hoya	51,500	1,070,267
Keyence	20,870	5,475,476
Mitsubishi Estate	477,000	8,523,049
Nintendo	34,000	7,929,861
Shin-Etsu Chemical	169,200	8,808,855
		81,923,017

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Singapore—1.2%
DBS Group Holdings	531,000	6,373,526
Spain—2.3%
Inditex	136,000	12,363,458
Sweden—2.1%
Hennes & Mauritz, Cl. B	297,100	11,038,740
Switzerland—5.2%
Nestle	172,000	11,041,154
Novartis	100,600	6,487,279
SGS	5,000	9,907,375
		27,435,808
United Kingdom—10.7%
BG Group	455,800	10,545,858
HSBC Holdings	861,200	8,993,087
Reckitt Benckiser Group	181,000	10,233,542
Standard Chartered	379,500	10,163,283
Tesco	1,515,000	10,443,506
WM Morrison Supermarkets	1,200,500	5,995,588
		56,374,864
United States—41.4%
Abbott Laboratories	211,000	11,024,750
Adobe Systems	297,500 [a]	10,302,425
Amphenol, Cl. A	165,400	8,941,524
Automatic Data Processing	194,600	10,724,406
C.R. Bard	79,700	8,908,866
Cisco Systems	446,300	7,497,840
EOG Resources	93,000	10,150,020
Fastenal	210,000	6,967,800
FLIR Systems	151,500	5,476,725
Gilead Sciences	248,500 [a]	10,372,390
Google, Cl. A	19,000 [a]	10,051,380
Intel	445,300	10,023,703
Johnson & Johnson	145,600	9,797,424
MasterCard, Cl. A	35,500	10,190,275
Medtronic	197,600	8,042,320
Microsoft	376,700	9,421,267

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
NIKE, Cl. B	129,500	10,936,275
Oracle	273,300	9,352,326
Precision Castparts	67,400	10,588,540
Schlumberger	103,200	8,846,304
TJX	199,500	10,577,490
Wal-Mart Stores	185,200	10,226,744
Walgreen	240,600	10,497,378
		218,918,172
Total Common Stocks
(cost $423,322,578)		517,270,113

Other Investment—1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,000,000)	8,000,000 [b]	8,000,000
Total Investments (cost $431,322,578)	99.4%	525,270,113
Cash and Receivables (Net)	.6%	3,235,915
Net Assets	100.0%	528,506,028

ADR—American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	22.1	Financial Services	6.4
Health Care	16.8	Utilities	2.4
Energy	13.4	Telecommunication Services	1.9
Consumer Staples	13.1	Materials	1.7
Consumer Discretionary	11.9	Money Market Investment	1.5
Industrials	8.2		99.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	423,322,578	517,270,113
Affiliated issuers	8,000,000	8,000,000
Cash		960,137
Cash denominated in foreign currencies	192,834	193,535
Dividends and interest receivable		2,560,877
Receivable for shares of Common Stock subscribed		232,081
Prepaid expenses		18,198
		529,234,941
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		456,395
Payable for shares of Common Stock redeemed		209,598
Accrued expenses		62,920
		728,913
Net Assets ($)		528,506,028
Composition of Net Assets ($):
Paid-in capital		427,730,151
Accumulated undistributed investment income—net		3,762,034
Accumulated net realized gain (loss) on investments		3,002,672
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		94,011,171
Net Assets ($)		528,506,028

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	49,043,612	14,323,705	465,138,711
Shares Outstanding	3,390,097	1,006,471	31,772,878
Net Asset Value Per Share ($)	14.47	14.23	14.64

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $416,053 foreign taxes withheld at source):
Unaffiliated issuers	6,137,037
Affiliated issuers	9,823
Total Income	6,146,860
Expenses:
Management fee—Note 3(a)	2,050,342
Shareholder servicing costs—Note 3(c)	121,490
Custodian fees—Note 3(c)	65,591
Distribution fees—Note 3(b)	47,765
Registration fees	31,747
Professional fees	28,885
Directors’ fees and expenses—Note 3(d)	14,913
Prospectus and shareholders’ reports	7,230
Loan commitment fees—Note 2	1,647
Miscellaneous	12,943
Total Expenses	2,382,553
Less—reduction in fees due to earnings credits—Note 3(c)	(40)
Net Expenses	2,382,513
Investment Income—Net	3,764,347
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,076,484
Net realized gain (loss) on forward foreign currency exchange contracts	147,076
Net Realized Gain (Loss)	3,223,560
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	47,517,026
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	35
Net Unrealized Appreciation (Depreciation)	47,517,061
Net Realized and Unrealized Gain (Loss) on Investments	50,740,621
Net Increase in Net Assets Resulting from Operations	54,504,968

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	3,764,347	3,141,956
Net realized gain (loss) on investments	3,223,560	2,691,714
Net unrealized appreciation
(depreciation) on investments	47,517,061	18,111,107
Net Increase (Decrease) in Net Assets
Resulting from Operations	54,504,968	23,944,777
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(217,775)	(42,464)
Class C Shares	(10,303)	(426)
Class I Shares	(2,828,840)	(1,883,788)
Net realized gain on investments:
Class A Shares	(121,894)	—
Class C Shares	(33,756)	—
Class I Shares	(1,159,738)	—
Total Dividends	(4,372,306)	(1,926,678)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	12,405,995	34,047,530
Class C Shares	4,237,372	9,123,000
Class I Shares	81,731,531	131,991,193
Dividends reinvested:
Class A Shares	326,342	41,282
Class C Shares	32,739	288
Class I Shares	1,452,989	533,463
Cost of shares redeemed:
Class A Shares	(5,419,091)	(6,678,358)
Class C Shares	(1,476,664)	(1,069,292)
Class I Shares	(27,000,845)	(51,703,102)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	66,290,368	116,286,004
Total Increase (Decrease) in Net Assets	116,423,030	138,304,103
Net Assets ($):
Beginning of Period	412,082,998	273,778,895
End of Period	528,506,028	412,082,998
Undistributed investment income—net	3,762,034	3,054,605

12

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Capital Share Transactions:
Class A
Shares sold	896,568	2,722,607
Shares issued for dividends reinvested	24,014	3,318
Shares redeemed	(390,091)	(537,677)
Net Increase (Decrease) in Shares Outstanding	530,491	2,188,248
Class C
Shares sold	309,815	734,684
Shares issued for dividends reinvested	2,439	24
Shares redeemed	(107,585)	(88,164)
Net Increase (Decrease) in Shares Outstanding	204,669	646,544
Class I
Shares sold	5,844,101	10,475,370
Shares issued for dividends reinvested	105,749	42,507
Shares redeemed	(1,914,815)	(4,112,607)
Net Increase (Decrease) in Shares Outstanding	4,035,035	6,405,270

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011	Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.99	12.23	8.91	13.73	12.50
Investment Operations:
Investment income—net[b]	.09	.07	.06	.05	.04
Net realized and unrealized
gain (loss) on investments	1.50	.75	3.28	(4.70)	1.19
Total from Investment Operations	1.59	.82	3.34	(4.65)	1.23
Distributions:
Dividends from investment income—net	(.07)	(.06)	(.02)	(.08)	—
Dividends from net realized
gain on investments	(.04)	—	—	(.09)	—
Total Distributions	(.11)	(.06)	(.02)	(.17)	—
Net asset value, end of period	14.47	12.99	12.23	8.91	13.73
Total Return (%)[c]	12.32[d]	6.70	37.57	(34.32)	9.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.28[e]	1.32	1.38	1.59	2.40[e]
Ratio of net expenses
to average net assets	1.28[e]	1.32	1.38	1.47	1.46[e]
Ratio of net investment income
to average net assets	1.27[e]	.56	.53	.44	.29[e]
Portfolio Turnover Rate	2.49[d]	7.50	12.75	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	49,044	37,152	8,212	3,329	5,132

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2011	Year Ended November 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.78	12.07	8.83	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	(.02)	(.01)	(.04)	(.06)
Net realized and unrealized
gain (loss) on investments	1.46	.73	3.25	(4.68)	1.20
Total from Investment Operations	1.50	.71	3.24	(4.72)	1.14
Distributions:
Dividends from investment income—net	(.01)	(.00)[c]	—	—	—
Dividends from net realized
gain on investments	(.04)	—	—	(.09)	—
Total Distributions	(.05)	(.00)[c]	—	(.09)	—
Net asset value, end of period	14.23	12.78	12.07	8.83	13.64
Total Return (%)[d]	11.78[e]	5.90	36.69	(34.82)	9.12[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.06[f]	2.09	2.12	2.36	3.16[f]
Ratio of net expenses
to average net assets	2.06[f]	2.09	2.09	2.22	2.20[f]
Ratio of net investment income
(loss) to average net assets	.53[f]	(.17)	(.11)	(.29)	(.46)[f]
Portfolio Turnover Rate	2.49[e]	7.50	12.75	15.54	14.53[e]
Net Assets, end of period ($ x 1,000)	14,324	10,243	1,873	695	925

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2011		Year Ended November 30,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	13.15	12.36	8.99	13.76	12.50
Investment Operations:
Investment income—net[c]	.11	.12	.11	.10	.07
Net realized and unrealized
gain (loss) on investments	1.52	.76	3.31	(4.76)	1.19
Total from Investment Operations	1.63	.88	3.42	(4.66)	1.26
Distributions:
Dividends from investment income—net	(.10)	(.09)	(.05)	(.02)	—
Dividends from net realized
gain on investments	(.04)	—	—	(.09)	—
Total Distributions	(.14)	(.09)	(.05)	(.11)	—
Net asset value, end of period	14.64	13.15	12.36	8.99	13.76
Total Return (%)	12.45[d]	7.12	38.22	(34.12)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[e]	.96	.99	1.17	2.05[e]
Ratio of net expenses
to average net assets	.92[e]	.96	.99	1.15	1.18[e]
Ratio of net investment income
to average net assets	1.62[e]	.94	1.05	.83	.58[e]
Portfolio Turnover Rate	2.49[d]	7.50	12.75	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	465,139	364,688	263,694	72,656	18,312

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or mar-ket),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators,

18

such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	218,918,172	—	—	218,918,172
Equity Securities—
Foreign†	155,796,830	142,555,111††	—	298,351,941
Mutual Funds	8,000,000	—	—	8,000,000

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011, other than those securities valued pursuant to the fund’s fair valuation policy.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the

20

fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2010 ($)	Purchases ($)	Sales ($)	5/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	13,140,000	64,860,000	70,000,000	8,000,000	1.5

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

22

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was as follows: ordinary income $1,926,678. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2011, the fund did not borrow under the Facilities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. During the period ended May 31, 2011, there was no reduction in management fee pursuant to the undertaking.

During the period ended May 31, 2011, the Distributor retained $13,495 from commissions earned on sales of the fund’s Class A shares and $1,554 from CDSCs on redemptions of the fund’s Class C shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2011, Class C shares were charged $47,765, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The

24

Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class A and Class C shares were charged $56,164 and $15,922, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $7,569 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $732 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $40.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $65,591 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $376,948, Rule 12b-1 distribution plan fees $8,953, shareholder services plan fees $13,252, custodian fees $51,936, chief compliance officer fees $3,006 and transfer agency per account fees $2,300.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2011, amounted to $82,239,155 and $11,742,458, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

26

a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At May 31, 2011, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2011:

Average Market Value ($)
Forward contracts	164,938

At May 31, 2011, accumulated net unrealized appreciation on investments was $93,947,535, consisting of $100,399,286 gross unrealized appreciation and $6,451,751 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

International
Stock Fund

SEMIANNUAL REPORT May 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International
Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The global economy appears to have hit a soft patch during the spring of 2011 after accelerating over the final months of 2010. Disappointing labor, housing and manufacturing data in certain key markets have come at a time of higher energy prices and some tightening of monetary policy. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. International stock markets produced mostly positive results in this choppy economic environment, as equities in both developed and emerging markets were buoyed by rising corporate earnings, better-than-expected business conditions in Europe and robust ongoing industrial demand from developing nations such as China.

We remain optimistic as the global economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth in most regions outside of peripheral Europe, as well as a rising but volatile uptrend in inflation.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

June 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Charlie Macquaker and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Market and Fund Performance Overview

For the six-month period ended May 31, 2011, International Stock Fund’s Class A shares achieved a return of 13.35%, Class C shares returned 12.93% and Class I shares returned 13.49%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), achieved a 14.92% return over the same period.2 International stock markets generally rallied as a worldwide economic recovery gained momentum. The fund is structured solely on a “bottom-up” basis, without the benchmark’s sector or geographical weights being given any weight in the investment decision-making process. For purposes of comparison, though, in looking at fund performance relative to the benchmark over this period, the lower return can be attributed to relative overweight exposure to Japan and an underweight position in Europe.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in high quality companies capable of sustainable growth and wealth creation over a long time horizon.The fund invests in stocks of foreign companies that are predominantly located in the world’s developed markets outside of the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of products, costs and pricing, competition, industry position and outlook.

Momentum in Major Markets Despite Geo-Political Turmoil

Given the myriad of geo-political and economic uncertainties facing the major global economies, investor sentiment has been remarkably

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

positive over much of the reporting period.Toward the end of 2010, a more optimistic outlook was reinforced by better-than-expected economic data in several major economies and robust corporate earnings across a number of geographic regions and industry groups.

The market rally was interrupted in February when a wave of political unrest in the Middle East led to sharply higher energy prices, and again in March when a devastating earthquake, tsunami and nuclear disaster in Japan threatened one of the world’s largest economies. In addition, concerns intensified regarding the sovereign debt crisis in Greece and other peripheral members of the European Union, and the economies of some developed nations appeared to hit a soft patch in the spring. Nonetheless, international equity markets produced double-digit gains, on average, with particularly strong results in Europe and the United Kingdom.

Focus on High Quality, Well-Established Companies

Although the fund benefited from the global market rally to a substantial degree, its relative performance can be explained by a lower exposure to a strongly performing European region. Conversely, the fund’s overweight exposure to Japan impacted relative performance as Japan lagged global averages. However, the fund’s focus on large, well-established companies was beneficial as many such stocks outperformed their more speculative counterparts during the reporting period.

The fund’s top performers for the reporting period included Swiss medical device company Synthes, which is to be acquired by U.S. health care giant Johnson & Johnson. In Japan, energy producer INPEX gained value as demand for natural gas intensified after the country’s nuclear disaster, and Daito Trust Construction rose on expectations of higher earnings as Japan rebuilds damaged infrastructure. U.K. apparel maker Burberry encountered robust demand for its products from Chinese consumers. In Germany, software developer SAP showed notable strength.The fund also fared well with investments in Japanese robotics producer FANUC and factory automation specialist Keyence, which saw stronger production trends in part due to higher wages in China prompting a move to increased automation.

Disappointments during the reporting period were scattered across several regions and market sectors. In Japan, optics specialist Hoya reported weaker-than-expected financial results, prompting its sale from the portfolio, and gaming systems maker Nintendo was impacted by question marks over the success of its new 3DS product. Also in

4

Japan, drug developer Chugai Pharmaceutical suffered delays in launching a new arthritis drug. In the emerging markets, wireless service provider China Mobile lagged due to general market weakness stemming from local inflation worries, and Hong Kong-based retailer Esprit struggled with its operations in Germany.

An Injection of Moderation

A sense of moderation appears to have been instilled in major equity markets. Markets have begun to price in the risks attached to the continued flow of less than optimistic economic data, the still turbulent geopolitical environment, sustained political gridlock in the US and enduring European sovereign debt woes. Equity market participants have become more discerning and drawn toward quality stocks such as those within the fund. Companies on a sound financial footing with market-leading positions and often geographically diverse income streams continue to show that they can prosper in any environment. The focus at Walter Scott has always been the search for companies in control of their own destiny.We believe it is in times like these where such strength, combined with sound growth prospects, offers the opportunity to generate a long-term real rate of return.

June 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.76	$ 10.83	$ 4.90
Ending value (after expenses)	$1,133.50	$1,129.30	$1,134.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.39	$ 10.25	$ 4.63
Ending value (after expenses)	$1,018.60	$1,014.76	$1,020.34

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.04% for Class C and .92%
for Class I , multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

Common Stocks—96.6%	Shares	Value ($)
Australia—5.7%
Cochlear	280,800	23,987,023
CSL	672,000	24,383,252
Woodside Petroleum	523,262	26,100,509
		74,470,784
Belgium—2.1%
Colruyt	463,000	26,592,116
Brazil—2.0%
Petroleo Brasileiro, ADR	835,500	26,117,730
Canada—2.0%
Suncor Energy	611,500	25,530,448
China—.5%
China Shenhua Energy, Cl. H	1,178,500	5,864,356
Denmark—1.9%
Novo Nordisk, Cl. B	193,200	24,223,893
France—6.8%
Cie Generale d’Optique
Essilor International	286,000	23,159,711
Danone	343,800	25,208,108
L’Oreal	204,000	25,667,338
Vallourec	116,000	14,518,363
		88,553,520
Germany—4.1%
Adidas	370,000	27,895,895
SAP	397,000	24,663,956
		52,559,851
Hong Kong—7.5%
China Mobile	2,518,500	22,995,845
CLP Holdings	2,137,500	18,258,472
CNOOC	10,954,000	27,709,533
Esprit Holdings	5,813,834	21,891,194

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Hong Kong & China Gas	2,813,916	6,503,887
		97,358,931
Japan—28.3%
AEON Mall	521,600	12,457,862
Canon	564,500	27,223,635
Chugai Pharmaceutical	628,000	10,332,882
Daikin Industries	361,800	12,090,063
Daito Trust Construction	289,900	24,001,362
Denso	782,500	28,070,072
FANUC	152,000	23,365,558
Hirose Electric	93,000	9,553,591
Honda Motor	684,500	26,135,209
Hoya	588,300	12,225,988
INPEX	3,590	25,993,606
Keyence	76,200	19,991,914
Komatsu	726,500	21,743,047
Mitsubishi Estate	1,477,000	26,391,076
Nintendo	84,200	19,638,068
Shimamura	159,900	15,100,477
Shin-Etsu Chemical	509,400	26,520,277
Tokio Marine Holdings	899,000	24,810,853
		365,645,540
Luxembourg—1.0%
Tenaris, ADR	267,000	13,000,230
Singapore—1.9%
DBS Group Holdings	1,139,512	13,677,419
Oversea-Chinese Banking	1,488,000	11,462,441
		25,139,860

8

Common Stocks (continued)	Shares	Value ($)
Spain—2.2%
Inditex	308,700	28,063,232
Sweden—1.9%
Hennes & Mauritz, Cl. B	668,300	24,830,662
Switzerland—7.1%
Nestle	416,900	26,761,959
Novartis	409,500	26,406,964
Roche Holding	19,000	3,559,855
SGS	8,290	16,426,427
Synthes	107,200 [a]	18,664,791
		91,819,996
Taiwan—2.1%
Taiwan Semiconductor
Manufacturing, ADR	1,957,800	26,743,548
United Kingdom—19.5%
BG Group	1,136,000	26,283,665
Burberry Group	529,000	11,478,056
Cairn Energy	3,695,000 [b]	26,817,470
Centrica	4,716,600	24,680,876
HSBC Holdings	2,424,000	25,312,637
Reckitt Benckiser Group	448,100	25,335,083
SABMiller	708,800	26,228,748
Smith & Nephew	2,328,900	25,936,261
Standard Chartered	939,800	25,168,521
Tesco	3,736,700	25,758,581
WM Morrison Supermarkets	1,945,000	9,713,802
		252,713,700
Total Common Stocks
(cost $1,070,217,815)		1,249,228,397

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $34,100,000)	34,100,000 [c]	34,100,000

Total Investments (cost $1,104,317,815)	99.2%	1,283,328,397
Cash and Receivables (Net)	.8%	9,883,997
Net Assets	100.0%	1,293,212,394

ADR—American Depository Receipts

a Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, this security amounted to $18,664,791 or 1.4% of net assets.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	15.7	Industrials	6.8
Consumer Staples	14.8	Utilities	3.8
Consumer Discretionary	14.2	Money Market Investment	2.6
Health Care	14.0	Materials	2.1
Financial Services	12.6	Telecommunication Services	1.8
Technology	10.8		99.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		1,070,217,815	1,249,228,397
Affiliated issuers		34,100,000	34,100,000
Cash			2,269,029
Cash denominated in foreign currencies		682,168	688,210
Dividends and interest receivable			6,910,310
Receivable for shares of Common Stock subscribed			2,375,814
Prepaid expenses			40,117
			1,295,611,877
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			1,105,484
Payable for shares of Common Stock redeemed			1,155,569
Accrued expenses			138,430
			2,399,483
Net Assets ($)			1,293,212,394
Composition of Net Assets ($):
Paid-in capital			1,119,196,575
Accumulated undistributed investment income—net			8,037,306
Accumulated net realized gain (loss) on investments			(13,141,621)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			179,120,134
Net Assets ($)			1,293,212,394

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	206,864,218	26,470,229	1,059,877,947
Shares Outstanding	14,317,103	1,861,823	72,810,447
Net Asset Value Per Share ($)	14.45	14.22	14.56

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,299,837 foreign taxes withheld at source):
Unaffiliated issuers	15,646,969
Affiliated issuers	27,722
Total Income	15,674,691
Expenses:
Management fee—Note 3(a)	4,559,718
Shareholder servicing costs—Note 3(c)	369,754
Custodian fees—Note 3(c)	175,986
Distribution fees—Note 3(b)	77,064
Registration fees	52,619
Professional fees	47,118
Directors’ fees and expenses—Note 3(d)	17,995
Prospectus and shareholders’ reports	16,713
Loan commitment fees—Note 2	7,204
Miscellaneous	24,109
Total Expenses	5,348,280
Less—reduction in fees due to earnings credits—Note 3(c)	(112)
Net Expenses	5,348,168
Investment Income—Net	10,326,523
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,066,440
Net realized gain (loss) on forward foreign currency exchange contracts	(504,543)
Net Realized Gain (Loss)	6,561,897
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	110,312,243
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	9,406
Net Unrealized Appreciation (Depreciation)	110,321,649
Net Realized and Unrealized Gain (Loss) on Investments	116,883,546
Net Increase in Net Assets Resulting from Operations	127,210,069

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	10,326,523	5,938,209
Net realized gain (loss) on investments	6,561,897	1,543,935
Net unrealized appreciation
(depreciation) on investments	110,321,649	42,144,376
Net Increase (Decrease) in Net Assets
Resulting from Operations	127,210,069	49,626,520
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(891,065)	(142,971)
Class C Shares	(62,687)	(4,254)
Class I Shares	(5,951,410)	(3,306,609)
Total Dividends	(6,905,162)	(3,453,834)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	88,497,501	115,912,183
Class C Shares	11,258,535	13,275,616
Class I Shares	310,152,744	354,816,585
Dividends reinvested:
Class A Shares	878,594	141,708
Class C Shares	42,711	2,713
Class I Shares	2,081,784	1,027,427
Cost of shares redeemed:
Class A Shares	(24,987,491)	(15,383,858)
Class C Shares	(959,184)	(974,987)
Class I Shares	(41,354,902)	(46,510,527)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	345,610,292	422,306,860
Total Increase (Decrease) in Net Assets	465,915,199	468,479,546
Net Assets ($):
Beginning of Period	827,297,195	358,817,649
End of Period	1,293,212,394	827,297,195
Undistributed investment income—net	8,037,306	4,615,945

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Capital Share Transactions:
Class A
Shares sold	6,368,896	9,443,427
Shares issued for dividends reinvested	64,508	11,750
Shares redeemed	(1,806,614)	(1,273,189)
Net Increase (Decrease) in Shares Outstanding	4,626,790	8,181,988
Class C
Shares sold	824,671	1,084,430
Shares issued for dividends reinvested	3,178	227
Shares redeemed	(70,077)	(84,101)
Net Increase (Decrease) in Shares Outstanding	757,772	1,000,556
Class I
Shares sold	22,326,534	28,823,704
Shares issued for dividends reinvested	151,955	84,841
Shares redeemed	(2,972,762)	(3,809,868)
Net Increase (Decrease) in Shares Outstanding	19,505,727	25,098,677

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011	Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.83	11.97	8.43	13.72	12.50
Investment Operations:
Investment income—net[b]	.12	.09	.05	.09	.07
Net realized and unrealized
gain (loss) on investments	1.59	.86	3.58	(5.28)	1.15
Total from Investment Operations	1.71	.95	3.63	(5.19)	1.22
Distributions:
Dividends from investment income—net	(.09)	(.09)	(.09)	(.02)	—
Dividends from net realized
gain on investments	—	—	—	(.08)	—
Total Distributions	(.09)	(.09)	(.09)	(.10)	—
Net asset value, end of period	14.45	12.83	11.97	8.43	13.72
Total Return (%)[c]	13.35[d]	7.99	43.33	(38.07)	9.76[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27[e]	1.34	1.43	1.43	1.75[e]
Ratio of net expenses
to average net assets	1.27[e]	1.34	1.42	1.41	1.47[e]
Ratio of net investment income
to average net assets	1.68[e]	.69	.50	.79	.50[e]
Portfolio Turnover Rate	2.44[d]	5.91	21.67	13.18	13.34[d]
Net Assets, end of period ($ x 1,000)	206,864	124,347	18,059	1,126	1,396

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2011	Year Ended November 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.64	11.83	8.32	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	(.02)	(.01)	.00[c]	(.04)
Net realized and unrealized
gain (loss) on investments	1.56	.87	3.53	(5.24)	1.18
Total from Investment Operations	1.63	.85	3.52	(5.24)	1.14
Distributions:
Dividends from investment income—net	(.05)	(.04)	(.01)	—	—
Dividends from net realized
gain on investments	—	—	—	(.08)	—
Total Distributions	(.05)	(.04)	(.01)	(.08)	—
Net asset value, end of period	14.22	12.64	11.83	8.32	13.64
Total Return (%)[d]	12.93[e]	7.18	42.31	(38.58)	9.04[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.04[f]	2.13	2.25	2.24	2.50[f]
Ratio of net expenses
to average net assets	2.04[f]	2.13	2.22	2.20	2.21[f]
Ratio of net investment income
(loss) to average net assets	.97[f]	(.12)	(.13)	.03	(.31)[f]
Portfolio Turnover Rate	2.44[e]	5.91	21.67	13.18	13.34[e]
Net Assets, end of period ($ x 1,000)	26,470	13,959	1,224	197	445

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

16

	Six Months Ended
	May 31, 2011		Year Ended November 30,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	12.93	12.04	8.47	13.76	12.50
Investment Operations:
Investment income—net[c]	.14	.14	.12	.14	.11
Net realized and unrealized
gain (loss) on investments	1.60	.86	3.57	(5.30)	1.15
Total from Investment Operations	1.74	1.00	3.69	(5.16)	1.26
Distributions:
Dividends from investment income—net	(.11)	(.11)	(.12)	(.05)	—
Dividends from net realized
gain on investments	—	—	—	(.08)	—
Total Distributions	(.11)	(.11)	(.12)	(.13)	—
Net asset value, end of period	14.56	12.93	12.04	8.47	13.76
Total Return (%)	13.49[d]	8.38	43.98	(37.82)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92[e]	.97	1.01	1.03	1.38[e]
Ratio of net expenses
to average net assets	.92[e]	.97	1.01	1.02	1.16[e]
Ratio of net investment income
to average net assets	1.99[e]	1.11	1.18	1.19	.81[e]
Portfolio Turnover Rate	2.44[d]	5.91	21.67	13.18	13.34[d]
Net Assets, end of period ($ x 1,000)	1,059,878	688,992	339,535	119,650	69,201

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

18

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	680,748,926	568,479,471††	—	1,249,228,397
Mutual Funds	34,100,000	—	—	34,100,000

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified as Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at May 31, 2011, other than those securities valued pursuant to the fund’s fair valuation policy.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following infor-

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mation for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2011 were as follows:

Affiliated
Investment	Value	Value	Net
Company	11/30/2010 ($) Purchases ($)	Sales ($) 5/31/2011 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	19,650,000 280,350,000	265,900,000 34,100,000	2.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $15,713,305 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2010. If not applied, $598,805 of the carryover expires in fiscal 2016 and $15,114,500 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was as follows: ordinary income $3,453,834. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2011, the fund did not borrow under the Facilities.

24

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. During the period ended May 31, 2011, there was no reduction in management fee pursuant to the undertaking.

During the period ended May 31, 2011, the Distributor retained $30,114 from commissions earned on sales of the fund’s Class A shares and $2,285 from CDSCs on redemptions of the fund’s Class C shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2011, Class C shares were charged $77,064, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class A and Class C shares were charged $205,446 and $25,688, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $14,320 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $2,150 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $112.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $175,986 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $911,977, Rule 12b-1 distribution plan fees $16,217, shareholder ser-

26

vices plan fees $47,688, custodian fees $124,196, chief compliance officer fees $3,006 and transfer agency per account fees $2,400.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2011, redemption fees charged and retained by the fund amounted to $7,478.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2011, amounted to $356,311,556 and $25,259,251, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At May 31, 2011, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2011:

Average Market Value ($)
Forward contracts	8,505,813

At May 31, 2011, accumulated net unrealized appreciation on investments was $179,010,582, consisting of $200,305,161 gross unrealized appreciation and $21,294,579 gross unrealized depreciation.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6